(NYSE ARCA, Inc.: SOVF)

Schedule of Investments

October 31, 2024

Sovereign’s Capital Flourish Fund

SCHEDULE OF INVESTMENTS

October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.87%
Banking - 0.56%
Triumph Financial, Inc.(a)	4,251	$375,661

Consumer Discretionary Products - 5.99%
Columbia Sportswear Co.	11,563	930,475
Grand Canyon Education, Inc.(a)	11,267	1,544,818
LCI Industries	13,775	1,532,882
		4,008,175

Consumer Staple Products - 7.43%
Coca-Cola Consolidated, Inc.	1,550	1,742,603
J & J Snack Foods Corp.	1,840	301,981
Pilgrim's Pride Corp.(a)	22,263	1,078,420
Spectrum Brands Holdings, Inc.	3,494	313,132
Tyson Foods, Inc., Class A	22,270	1,304,799
Westrock Coffee Co.(a)	34,002	225,773
		4,966,708

Financial Services - 4.85%
Charles Schwab Corp.	10,657	754,836
P10, Inc., Class A	117,766	1,301,314
Raymond James Financial, Inc.	8,005	1,186,501
		3,242,651

Health Care - 9.77%
Amedisys, Inc.(a)	6,845	647,537
Amicus Therapeutics, Inc.(a)	132,318	1,511,072
Becton, Dickinson and Co.	4,035	942,536
Molina Healthcare, Inc.(a)	3,970	1,275,243
National HealthCare Corp.	7,598	881,596
NeoGenomics, Inc.(a)	47,574	646,531
Option Care Health, Inc.(a)	11,510	265,190
ResMed, Inc.	1,502	364,190
		6,533,895

Industrial Products - 4.92%
AZZ, Inc.	4,010	305,482
CSW Industrials, Inc.	1,162	410,302
Douglas Dynamics, Inc.	19,561	443,057
Graco, Inc.	3,850	313,583
IDEX Corp.	2,285	490,452
ITT, Inc.	4,869	682,244
Lincoln Electric Holdings, Inc.	3,363	647,579
		3,292,699
	Shares	Value
Industrial Services - 9.26%
APi Group Corp.(a)	24,828	$847,628
Fastenal Co.	4,923	384,880
Healthcare Services Group, Inc.(a)	31,026	340,355
Insperity, Inc.	13,570	1,068,909
J.B. Hunt Transport Services, Inc.	1,979	357,447
Kforce, Inc.	5,069	292,938
Korn Ferry	13,920	983,448
SiteOne Landscape Supply, Inc.(a)	4,721	659,713
United Parcel Service, Inc., Class B	6,940	930,376
Waste Connections, Inc.	1,846	326,280
		6,191,974

Insurance - 13.20%
American Financial Group, Inc.	11,328	1,460,519
Arthur J. Gallagher & Co.	4,836	1,359,883
Erie Indemnity Co., Class A	894	401,263
Goosehead Insurance, Inc., Class A(a)	21,533	2,344,944
Primerica, Inc.	6,368	1,762,726
The Progressive Corp.	6,175	1,499,475
		8,828,810

Materials - 1.19%
Greif, Inc., Class A	12,719	794,174

Media - 1.51%
Advantage Solutions, Inc.(a)	218,411	668,338
VeriSign, Inc.(a)	1,925	340,417
		1,008,755

Oil & Gas - 3.63%
APA Corp.	32,647	770,469
Devon Energy Corp.	20,400	789,072
Diamondback Energy, Inc.	4,915	868,825
		2,428,366

Real Estate - 4.87%
Camden Property Trust	2,901	335,907
CBRE Group, Inc., Class A(a)	14,020	1,836,199
SBA Communications Corp., Class A	4,727	1,084,705
		3,256,811

Retail & Wholesale - Staples - 2.89%
Copart, Inc.(a)	5,837	300,430
O'Reilly Automotive, Inc.(a)	279	321,726
SpartanNash Co.	17,593	370,157
US Foods Holding Corp.(a)	9,052	558,056
Walmart, Inc.	4,694	384,673
		1,935,042

See Notes to Schedule of Investments.

Sovereign’s Capital Flourish Fund

SCHEDULE OF INVESTMENTS

October 31, 2024 (Continued) (Unaudited)

	Shares	Value
Software & Tech Services - 20.66%
Alkami Technology, Inc.(a)	53,538	$1,960,026
Automatic Data Processing, Inc.	1,305	377,458
BigCommerce Holdings, Inc.(a)	178,586	935,791
Endava PLC - Sponsored ADR(a)	60,363	1,427,585
Euronet Worldwide, Inc.(a)	12,856	1,265,930
Fiserv, Inc.(a)	8,472	1,676,609
HubSpot, Inc.(a)	498	276,285
Paycom Software, Inc.	8,876	1,855,350
Paylocity Holding Corp.(a)	9,085	1,676,818
Repay Holdings Corp., Class A(a)	115,300	917,212
Science Applications International Corp.	2,648	382,080
SPS Commerce, Inc.(a)	1,725	284,625
Verra Mobility Corp., Class A(a)	30,175	783,645
		13,819,414

Tech Hardware & Semiconductors - 7.08%
Arista Networks, Inc.(a)	1,946	752,012
Cisco Systems, Inc.	14,173	776,255
Diodes, Inc.(a)	19,049	1,113,986
Intel Corp.	20,471	440,536
NetApp, Inc.	2,454	282,971
Qualcomm, Inc.	5,068	824,918
Super Micro Computer, Inc.(a)	18,795	547,123
		4,737,801

Utilities - 1.06%
Black Hills Corp.	11,967	708,327

Water Utilities - 1.00%
American Water Works Co., Inc.	4,867	672,181

TOTAL COMMON STOCKS (Cost $62,848,932)		66,801,444

MONEY MARKET FUNDS - 0.16%
Invesco Government & Agency Portfolio, Institutional Class, 7-Day Yield - 4.77%(b)	107,416	107,416

TOTAL MONEY MARKET FUNDS (Cost $107,416)		107,416

TOTAL INVESTMENTS - 100.03% (Cost $62,956,348)		$66,908,860

Liabilities In Excess of Other Assets - (0.03%)		(21,371)

NET ASSETS - 100.00%		$66,887,489

(a)	Non-income producing security.
(b)	Rate disclosed is 7-Day Yield as of October 31, 2024.

ADR – American Depository Receipt

PLC – Public Limited Company

Percentages are stated as a percent of net assets.

See Notes to Schedule of Investments.

Sovereign’s Capital Flourish Fund

NOTES TO SCHEDULE OF INVESTMENTS

October 31, 2024 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. This report includes the Schedule of Investments for one series of the Trust, Sovereign’s Capital Flourish Fund (the “Fund”). The Fund’s investment objective is to provide long-term capital appreciation. The Fund invests primarily in common stock of publicly traded U.S. companies that are selected by Sovereign’s Capital Management, LLC (the “Adviser”). The Adviser selects companies that are led by faith-driven CEOs that seek to build exceptional corporate cultures based on biblical values that allow employees to flourish. A company is considered a “U.S. company” if (i) the security is listed on a U.S. national securities exchange, (ii) the issuer is headquartered in the U.S., or (iii) the issuer derives a substantial portion of their revenues from, or has a substantial portion of its operations in, the U.S. The Fund commenced operations on September 29, 2023.

The Fund currently offers an unlimited number of shares of a single class, without par value, which are listed and traded on the NYSE Arca, Inc (the “Exchange”). The Fund issues and redeems shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Fund does not issue fractional Creation Units. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments. The accompanying Schedule of Investments was prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedule of Investments. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

Portfolio Valuation: The net asset value per share (“NAV”) of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Securities for which market quotations are not readily available, including circumstances under which the Adviser determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Fund’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Sovereign’s Capital Flourish Fund

NOTES TO SCHEDULE OF INVESTMENTS

October 31, 2024 (Continued) (Unaudited)

The following is a summary of the Fund’s investments in the fair value hierarchy as of October 31, 2024:

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$66,801,444	$–	$–	$66,801,444
Money Market Funds	107,416	–	–	107,416
Total	$66,908,860	$–	$–	$66,908,860

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Securities Transactions: Securities transactions are recorded as of the trade date.

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